S000061338 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
S000061338 [Member] | C000198586 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.30%	15.23%	(15.19%)	9.34%	8.41%	25.03%

[1]	Year to Date return as of March 31, 2025: 9.29%